Redeemable Non-Controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]
Redeemable Non Controlling Interests [Line Items]
Redeemable non controlling interest equity carrying amount	$ 38	$ 64
Corporate Joint Venture [Member] | Common Stock [Member]
Redeemable Non Controlling Interests [Line Items]
Ownership Percentage	51.00%

[1]	Purchase of shares from non-controlling interests in a Teva’s subsidiary in Switzerland.